Segment Information	3 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION
We aggregate certain of our properties in order to present three Reportable Segments: (i) Las Vegas Locals; (ii) Downtown Las Vegas; and (iii) Midwest and South. The table below lists the classification of each of our properties.

Las Vegas Locals
Gold Coast Hotel and Casino	Las Vegas, Nevada
The Orleans Hotel and Casino	Las Vegas, Nevada
Sam's Town Hotel and Gambling Hall	Las Vegas, Nevada
Suncoast Hotel and Casino	Las Vegas, Nevada
Eastside Cannery Casino and Hotel	Las Vegas, Nevada
Aliante Casino + Hotel + Spa	North Las Vegas, Nevada
Cannery Casino Hotel	North Las Vegas, Nevada
Eldorado Casino	Henderson, Nevada
Jokers Wild Casino	Henderson, Nevada
Downtown Las Vegas
California Hotel and Casino	Las Vegas, Nevada
Fremont Hotel and Casino	Las Vegas, Nevada
Main Street Station Casino, Brewery and Hotel	Las Vegas, Nevada
Midwest and South
Par-A-Dice Hotel Casino	East Peoria, Illinois
Blue Chip Casino, Hotel & Spa	Michigan City, Indiana
Diamond Jo Dubuque	Dubuque, Iowa
Diamond Jo Worth	Northwood, Iowa
Kansas Star Casino	Mulvane, Kansas
Amelia Belle Casino	Amelia, Louisiana
Delta Downs Racetrack Casino & Hotel	Vinton, Louisiana
Evangeline Downs Racetrack and Casino	Opelousas, Louisiana
Sam's Town Hotel and Casino	Shreveport, Louisiana
Treasure Chest Casino	Kenner, Louisiana
IP Casino Resort Spa	Biloxi, Mississippi
Sam's Town Hotel and Gambling Hall	Tunica, Mississippi

Results of Operations - Total Reportable Segment Departmental Revenues and Adjusted EBITDA
We evaluate each of our property's profitability based upon Property Adjusted EBITDA, which represents each property's earnings before interest expense, income taxes, depreciation and amortization, deferred rent, share-based compensation expense, project development, preopening and writedowns expenses, impairments of assets, other operating items, net, and gain or loss on early retirements of debt, as applicable. Total Reportable Segment Adjusted EBITDA is the aggregate sum of the Property Adjusted EBITDA for each of the properties included in our Las Vegas Locals, Downtown Las Vegas, and Midwest and South segments. Results for Downtown Las Vegas include the results of our Hawaii-based travel agency and captive insurance company.

The following tables set forth, for the periods indicated, departmental revenues for our Reportable Segments:

	Three Months Ended March 31, 2018
(In thousands)	Gaming Revenue	Food & Beverage Revenue	Room Revenue	Other Revenue	Total Revenue
Revenues
Las Vegas Locals	$143,148	$38,870	$26,156	$14,001	$222,175
Downtown Las Vegas	32,439	13,587	6,811	7,631	60,468
Midwest and South	264,876	32,942	14,945	10,712	323,475
Total Revenues	$440,463	$85,399	$47,912	$32,344	$606,118

	Three Months Ended March 31, 2017
(In thousands)	Gaming Revenue	Food & Beverage Revenue	Room Revenue	Other Revenue	Total Revenue
Revenues
Las Vegas Locals	$143,946	$38,452	$26,207	$13,636	$222,241
Downtown Las Vegas	33,892	13,457	5,774	7,824	60,947
Midwest and South	266,107	34,696	14,869	11,205	326,877
Total Revenues	$443,945	$86,605	$46,850	$32,665	$610,065

The following table reconciles, for the periods indicated, Total Reportable Segment Adjusted EBITDA to operating income, as reported in our accompanying condensed consolidated statements of operations:

	Three Months Ended
	March 31,
(In thousands)	2018	2017
Adjusted EBITDA
Las Vegas Locals	$71,030	$65,914
Downtown Las Vegas	13,218	13,701
Midwest and South	94,246	94,313
Total Reportable Segment Adjusted EBITDA	178,494	173,928
Corporate expense	(18,022)	(18,163)
Adjusted EBITDA	160,472	155,765
Other operating costs and expenses
Deferred rent	256	430
Depreciation and amortization	51,276	53,964
Share-based compensation expense	8,927	3,083
Project development, preopening and writedowns	3,440	2,972
Other operating items, net	1,799	486
Total other operating costs and expenses	65,698	60,935
Operating income	$94,774	$94,830

For purposes of this presentation, corporate expense excludes its portion of share-based compensation expense. Corporate expense represents unallocated payroll, professional fees, aircraft expenses and various other expenses not directly related to our casino and hotel operations.

Total Reportable Segment Assets
The Company's assets by Reportable Segment consisted of the following amounts:

	March 31,	December 31,
(In thousands)	2018	2017
Assets
Las Vegas Locals	$1,770,803	$1,792,119
Downtown Las Vegas	171,378	170,574
Midwest and South	2,467,103	2,496,957
Total Reportable Segment Assets	4,409,284	4,459,650
Corporate	220,347	226,280
Total Assets	$4,629,631	$4,685,930